SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 17 - SUBSEQUENT EVENTS

a.	During January 2020, a consultant exercised 32,500 options into 32,500 ordinary shares for a total consideration of $69,000.

b.	As described in note 11c, on February 18, 2020, the Company’s shareholders approved the $800,000 D.N.A. private placement.

c.	On March 16, 2020, the Company’s Board of Directors approved options grants as follows:

i.
An options grant to purchase 201,600 ordinary shares to certain employees and 7,500 options granted to a service provider, with an exercise price of $2.14 per share. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.

ii.
An options grant to purchase 250,000 ordinary shares to certain  executive officers of the Company, with an exercise price of $2.14. The options vest over 4 years from the date of grant; 25%vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date. The grant is subject to the approval by the shareholders of the Company.